State Street Ultra Short Term Bond ETF Annual Fund Operating Expenses - State Street Ultra Short Term Bond ETF - State Street Ultra Short Term Bond ETF	Jun. 30, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.20%

[1]	“Other expenses” have been restated to reflect current fees.